Bonds, mortgages and other long-term debt	12 Months Ended
Dec. 31, 2025
Bonds, mortgages and other long-term debt
Bonds, mortgages and other long-term debt

Note 27.Bonds, mortgages and other long-term debt

All borrowings as at December 31, 2025, relate to IC’Alps. Debt is classified as current or noncurrent based on contractual maturities as of December 31, 2025. Interest expense is recognized using the effective interest method in accordance with ASC 835-30.

Debt consisted of the following (in EUR and USD):

	EUR’000	USD’000
Recoverable advances – Bpifrance (Innovation and BELICIM)	325	382
PGE loans (CIC, Bpifrance, BNP)	335	394
Bpifrance Innovation Loan	343	403
Bpifrance Innovation R&D Loan	425	499
Total debt	1,429	1,678
Less: current portion	(586)	(689)
Noncurrent portion	842	989

The aggregate contractual principal maturities of debt as of December 31, 2025, are presented below. Amounts represent contractual principal repayments and exclude interest.

Contractual maturities of debt
Year	USD’000
2026	689
2027	405
2028	360
2029	204
2030 and thereafter	20
Total debt	1,678

PGE loan – CIC Lyonnaise de Banque

On May 12, 2020, CIC Lyonnaise de Banque granted IC’Alps a state-guaranteed cash-flow loan (“PGE”) in the amount of EUR 600,000 as part of the French government’s COVID-19 economic support measures. Following an amendment effective May 15, 2021, IC’Alps rescheduled repayment over a 60-month period and became liable for interest at a fixed rate of 0.70% per annum on the outstanding principal (together with guarantee fees).

As the loan was granted at market terms and transaction costs were immaterial, interest expense is recognized at the stated contractual rate. As at December 31, 2025, IC’Alps owed CIC Lyonnaise de Banque current debt in an aggregate amount of EUR 63,287 (USD 74,340). From August 4, 2025 through December 31, 2025, IC’Alps recorded interest expense of EUR 295 (USD 344).

Recoverable advance from Bpifrance (“Avance Innovation”)

On July 3, 2018, Bpifrance Financement granted IC’Alps an interest-free repayable advance (“Avance Innovation”) in the amount of EUR 652,000 to support the development of analog and digital components for ultrasonic solutions. The advance was disbursed in three installments (subject to conditions) and is repayable in 20 equal quarterly installments beginning December 31, 2021, and ending September 30, 2026.

As the advance is interest-free, it was initially measured at fair value. Interest expense is recognized subsequently using the effective interest method at an effective interest rate of 4.18% per annum. The difference between the fair value at initial recognition and the cash proceeds received was recognized as deferred income (grant component) and is recognized in income over the related period.

As at December 31, 2025, IC’Alps owed Bpifrance Financement current debt in an aggregate amount of EUR 94,466 (USD 110,966). The current portion of deferred grant income was EUR 3,334 (USD 3,916); accordingly, the carrying value of the current debt was EUR 91,132 (USD 107,050). From August 4, 2025, through December 31, 2025, IC’Alps recorded effective interest expense of EUR 2,960 (USD 3,451).

BELICIM project – Bpifrance grant and recoverable advance agreement

On February 28, 2020, IC’Alps entered into a multi-party aid agreement with Bpifrance Financement under the PSPC-Régions Call for Projects (BELICIM). The aid available to IC’Alps under the program was structured as (i) a recoverable advance and (ii) a grant component.

The recoverable advance is repayable in four annual installments starting December 31, 2024, unless the project is declared a technico-economic failure. The recoverable advance was initially measured at fair value and interest expense is recognized subsequently over the repayment period using the effective interest method at an effective interest rate of 0.94% per annum.

As at December 31, 2025, IC’Alps owed Bpifrance Financement noncurrent debt in an aggregate amount of EUR 167,222 (USD 196,430) and current debt in an aggregate amount of EUR 61,253 (USD 71,952). From August 4, 2025, through December 31, 2025, IC’Alps recorded effective interest expense of EUR 1,296 (USD 1,511).

PGE Soutien Innovation loan – Bpifrance

On June 15, 2020, Bpifrance Financement granted IC’Alps a state-guaranteed cash-flow loan (PGE Soutien Innovation) in the amount of EUR 600,000 as part of the French government’s COVID-19 economic support measures. Following an amendment effective June 15, 2021, the repayment of principal and interest was rescheduled over 20 quarterly installments. Under the amended terms, interest accrues at a fixed rate of 3.35% per annum on the outstanding principal.

As the loan was granted at market terms and no transaction costs were incurred, interest expense is recognized at the stated contractual rate. As at December 31, 2025, IC’Alps owed Bpifrance Financement current debt in an aggregate amount of EUR 75,000 (USD 88,100). From August 4, 2025 through December 31, 2025, IC’Alps recorded interest expense of EUR 2,827 (USD 3,296).

PGE loan – BNP Paribas

On June 14, 2022, BNP Paribas granted IC’Alps a state-guaranteed business loan in the amount of EUR 300,000 as part of the French government’s COVID-19 economic support measures. Following an amendment effective June 13, 2023, repayment of principal, interest and guarantee fees was rescheduled over a 60-month period. Under the amended terms, interest accrues at a fixed rate of 3.75% per annum on the outstanding principal.

As the loan was granted at market terms and transaction costs were immaterial, interest expense is recognized at the stated contractual rate. As at December 31, 2025, IC’Alps owed BNP Paribas noncurrent debt in an aggregate amount of EUR 76,542 (USD 89,911) and current debt in an aggregate amount of EUR 120,333 (USD 141,339). From August 4, 2025, through December 31, 2025, IC’Alps recorded interest expense of EUR 3,368 (USD 3,927).

Bpifrance Innovation Loan

On June 30, 2022, Bpifrance Financement granted IC’Alps a business loan in the amount of EUR 500,000 to support the financing of intangible expenses related to the industrial and commercial launch of an innovation. The loan is repayable over a seven-year period ending June 30, 2029, and bears a fixed interest rate of 4.29% per annum. A processing fee was withheld from the proceeds at issuance.

The loan was initially measured at fair value, and interest expense is recognized subsequently using the effective interest method at an effective interest rate of 5.25% per annum.

As at December 31, 2025, IC’Alps owed Bpifrance Financement noncurrent debt in an aggregate amount of EUR 271,255 (USD 318,633) and current debt in an aggregate amount of EUR 72,050 (USD 84,635). From August 4, 2025, through December 31, 2025, IC’Alps recorded effective interest expense of EUR 10,618 (USD 12,381).

Bpifrance Innovation – Research & Development Loan Agreement

On June 30, 2022, Bpifrance Financement granted IC’Alps an Innovation – Research & Development Loan in the amount of EUR 500,000 to support an R&D program focused on optimizing the energy consumption of integrated circuits. The loan is repayable over 31 quarters with the final installment scheduled for March 31, 2030, and bears a fixed interest rate of 2.06% per annum. A processing fee was withheld from the proceeds at issuance.

As the loan was granted at market terms and transaction costs were immaterial, interest expense is recognized at the stated contractual rate.

As at December 31, 2025, IC’Alps owed Bpifrance Financement noncurrent debt in an aggregate amount of EUR 325,000 (USD 381,765) and current debt in an aggregate amount of EUR 100,000 (USD 117,466). From August 4, 2025, through December 31, 2025, IC’Alps recorded interest expense of EUR 4,764 (USD 5,555).